(Loss)/earnings per share (Tables)	6 Months Ended
Dec. 31, 2020
Earnings per share
Schedule of (loss)/earnings per share

	Three months ended		Six months ended
	31 December		31 December
	2020	2019	2020	2019
Profit for the period (£’000)	63,828	35,007	33,558	36,135
Basic earnings per share (pence)	39.17	21.27	20.60	21.96
Diluted earnings per share (pence)	39.07	21.25	20.54	21.94

Schedule of weighted average number of shares

	Three months ended		Six months ended
	31 December		31 December
	2020	2019	2020	2019
	Number	Number	Number	Number
	‘000	‘000	‘000	‘000
Class A ordinary shares (thousands)	40,622	40,573	40,622	40,573
Class B ordinary shares (thousands)	124,000	124,000	124,000	124,000
Treasury shares	(1,683)	—	(1,683)	—
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	162,939	164,573	162,939	164,573
Adjustment for calculation of diluted earnings per share assumed conversion into Class A ordinary shares	446	173	446	164
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	163,385	164,746	163,385	164,737